FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	$ (315)	$ (381)	$ (88)
Included in Other comprehensive income
Recognized during the year:
Realized gain / (loss)	(14)	2	8
Unrealized gain / (loss)	60	(295)	(408)
Total gain / (loss), before tax	46	(293)	(400)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(315)	(381)	(88)
UBS AG
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(315)	(381)	(88)
UBS AG | Included in Other comprehensive income
Recognized during the year:
Realized gain / (loss)	(14)	2	8
Unrealized gain / (loss)	60	(295)	(408)
Total gain / (loss), before tax	46	(293)	(400)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	$ (315)	$ (381)	$ (88)